Exceptions Report: 3/6/2025

Loan Information										Exception Information					Initial Overall Grades	Final Overall Grades	Event Level
Loan Number	Loan Number2	Property State	Purpose	Occupancy	Property Type	DTI	FICO	LTV	Note Original Balance	Exception Note	Exception General Comment	Comments	Condition	Exception Status	DBRS	DBRS	Grade
XXXXXXXXX	1000154	FL	Purchase	Non-Owner Occupied	Single Family Detached	35.52	704	80.00%	XXXXXXXXX	Appraisal - The URAR/Appraisal document is missing from the loan file.	Appraisal - 11/22: Appraisal Update and/or Completion Report was provided. Need the complete original Appraisal. 11/28/23: Documentation provided to cure.		No	Cleared Exception	D	A	1
XXXXXXXXX	1000153	WA	Purchase	Non-Owner Occupied	Single Family Detached	29.33	796	70.00%	XXXXXXXXX	Program Eligibilty - The final Amortization Schedule was not included in the file.	Program Eligibilty - 11/14/23: Documentation provided to cure.		No	Cleared Exception	C	A	1
XXXXXXXXX	1000152	WA	Purchase	Non-Owner Occupied	Single Family Detached	29.02	798	70.00%	XXXXXXXXX	Program Eligibilty - The final Amortization Schedule was not included in the file.	Program Eligibilty - 11/3/2023: Document provided to cure.		No	Cleared Exception	C	A	1
XXXXXXXXX	1000155	CA	Rate Term Refi	Non-Owner Occupied	Three-Unit Property	9.31	746	70.00%	XXXXXXXXX	Title - Operating Agreement for XXXX missing from loan file.	Title - 12/18/23: Documentation provided to cure.		No	Cleared Exception	C	A	1
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